SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

8. SEGMENT INFORMATION

The Company operates as reporting segment engaged in developing a technology that uses water and heat rather than electricity to produce the lowest cost green hydrogen. The Chief Operating Decision Makers are the Company’s Chief Executive officer and its President, who together (the “CODM”), evaluate company performance based on Net income (loss), determined in accordance with U.S. GAAP, and Adjusted EBDITA, a non-GAAP measure.

The Company defines Adjusted EBITDA as income from operations, determined in accordance with GAAP, excluding the following:

●	depreciation and amortization of property and equipment;
●	amortization of acquired intangible assets;
●	salaries and stock-based compensation

The CODM uses these measures to assess profitability and guide resource allocations, and believes that Adjusted EBITA, when reviewed in conjunction with Net income (loss), is a useful measure to assess the Company’s performance and liquidity, as it provides meaningful operating results by excluding the effects of expenses that are not reflective of the Company’s operating business performance. In addition, the CODM uses Adjusted EBITA to understand and compare operating results across accounting periods, and for financial and operational decision-making and resource allocation. The presentation of Adjusted EBITA is not intended to be considered in isolation or as a substitute for the financial information prepared in accordance with GAAP.

The CODM conducts quarterly financial reviews, focusing on research expenditures, operational efficiency, investment decisions, including capital expenditures for new research activities, are made based on expected return on investment and regulatory environment in which the Company operates.

The table below provides the Company’s Net loss, Operating Expenses, Other Income, and a reconciliation of Income/Loss to Adjusted EBITDA for the year ended December 31, 2025 and 2024 (in thousands):

	Years Ended
	December 31, 2025	December 31, 2024

REVENUE	$-	$-

LESS OPERATING EXPENSES
Selling and marketing expenses	400,946	316,624
General and administrative expenses	1,827,776	1,131,312
Research and development	615,916	362,538

EBITDA	(2,844,638)	(1,810,474)
Depreciation and amortization	(3,282)	(4,106)

SEGMENT NET LOSS	$(2,847,920)	$(1,814,580)
Reconciliation of profit or loss	977	4,618
Adjustment and reconciling items	0	0

Consolidated Net Income	$(2,846,943)	$(1,809,962)